Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Employee Benefit Expenses

	2019	2018	2017
Wages and salaries (*)	2,503,611	2,030,641	1,746,147
Employee termination benefits (**)	31,799	29,140	32,862
Defined contribution plans	12,785	9,361	8,107

	2,548,195	2,069,142	1,787,116

(*)	Wages and salaries include compulsory social security contributions, bonuses and share based payments.
(**)
Remeasurements of employee termination benefits for the years ended 31 December 2019, 2018 and 2017 amounting to TL 36,385, TL (12,699) and TL 3,738 respectively are reflected in other comprehensive income.